Supplement dated December 31, 2024 to Initial Summary Prospectus dated May 1, 2024
Prospectus Form #
Product Name
RiverSource® RAVA Apex NY	ISP9110_12_C01_(05/24)
This Supplement updates certain information in the most recent Initial Summary Prospectus (the “Prospectus”). This Supplement must be preceded or accompanied by the Prospectus for your Contract.  You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus.
The 5-year surrender charge schedule for RiverSource RAVA Apex NY variable annuity contracts will not be available for contract applications signed on or after Jan. 1, 2025.
For contract applications signed on or after 1/1/2025, Charges for Early Withdrawals and Ongoing Fees and Expenses in the Key Information Table – Information You Should Consider About the Contract, are deleted and replaced in its entirety with the following:
Important Information You Should Consider About the Contract
	FEES AND EXPENSES	Location in Statutory Prospectus
Charges for Early Withdrawals
If you make a withdrawal or surrender, we may assess a
surrender charge as high as 7% during the seven years
following any purchase payment.
For example, if you make an early withdrawal, you could
pay a surrender charge of up to $7,000 on a $100,000
investment.
Fee Table and Examples Charges– Surrender Charge
Transaction Charges	We do not assess any transaction charges.

	FEES AND EXPENSES			Location in Statutory Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses
that you may pay each year, depending on the options
you choose. Please refer to your Contract Data page for
information about the specific fees you will pay each year
based on the options you have elected.
				Fee Table and Examples Expenses – Product Charges Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1) (varies by death benefit option, age band, size band and Contract value)	0.76%	1.31%
	Fund options (Funds fees and expenses)(2)	0.50%	2.38%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)(3)	0.10%	0.25%

(1) As a percentage of average daily contract value in the Variable
Account. Includes the Mortality and Expense Fee and contract administrative charge.
(2) As a percentage of Fund net assets.
(3) As a percentage of average daily Contract value in the Variable
Account.
Because your Contract is customizable, the choices you
make affect how much you will pay. To help you
understand the cost of owning your Contract, the
following table shows the lowest and highest cost you
could pay each year, based on current charges. This
estimate assumes that you do not take withdrawals from
the Contract, which could add surrender charges that
substantially increase costs.

	Lowest Annual Cost: $1,242	Highest Annual Cost: $3,083

Assumes:
•Investment of
$100,000
•5% annual
appreciation
•Least
expensive
combination of
Contract
features and
Fund fees and
expenses
•No optional
benefits
•No sales
charge
•No additional
purchase
payments,
transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Contract features, optional benefits
and Fund fees and expenses
•No sales charge
•No additional purchase payments,
transfers or withdrawals

RAVA Apex NY variable annuity contract is issued by RiverSource Life Insurance Co. of New York.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9110-0003_ (12/24)